Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 2,064	$ 1,594	$ 2,574	$ 3,793
Cost of revenue				49
Gross profit	2,064	1,594	2,574	3,744
Operating expenses:
General and administrative	1,033,062	184,702	747,963	259,594
Depreciation and amortization		150	150	975
Total operating expenses	1,033,062	184,852	748,113	260,569
Operating loss	(1,030,998)	(183,258)	(745,539)	(256,825)
Interest expense	685,170	26,461	(124,358)
Change in derivative liability		15,730	35,051
Net (loss) before income taxes	(1,716,168)	(225,449)	(834,846)	(256,825)
Provision for income taxes
Net (loss)	$ (1,716,168)	$ (225,449)	$ (834,846)	$ (256,825)
Per share information - basic and fully diluted:
Net (loss) per share	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted average shares outstanding	227,190,467	90,360,242	93,166,625	27,006,662